CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 27, 2020	Jan. 30, 2020
Statement of Stockholders' Equity [Abstract]
Dividends Declared per Common Share	$ 1.60	$ 1.20	$ 1.00
Accelerated share repurchases
Accelerated share repurchases settlement receipt	$ 500	$ 250	$ 125	$ 500
Accelerate Share Repurchase
Accelerated share repurchases
Stock Repurchase Program Authorized Amount					$ 500